PROPERTY ACQUISITION (Details Narrative) - Purchase And Sale Agreement [Member] - TCF Elrod, LLC [Member] - USD ($)	Aug. 28, 2023	Nov. 02, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset Acquisition, Consideration Transferred, Other Assets	$ 10,800,000
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 100,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnest Money Deposits		$ 100,000